Common Shares and Treasury Stock - Movement of the outstanding common shares and treasury stock (Detail) - shares	12 Months Ended
	May 31, 2022	May 31, 2021
Balance, shares	1,690,082,150
Balance, shares	1,696,966,183	1,690,082,150
Common Stock [Member]
Balance, shares	1,690,082,150	1,585,400,800
Issuance of common share for NES	6,884,033	6,816,350
Shares repurchase		97,865,000
Balance, shares	1,696,966,183	1,690,082,150
Treasury Stock [Member]
Balance, shares		2,616,340
Issuance of common share for NES		(2,616,340)